Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2014
Variable Interest Entity Disclosures [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
The following table presents amounts included in our Supplemental Consolidated Balance Sheet that are for the use or obligation of our consolidated VIEs.

	December 31,
	2014	2013	Classification
	(Millions)
Assets (liabilities):
Cash and cash equivalents	$113	$84	Cash and cash equivalents
Accounts receivable	52	—	Trade accounts and notes receivable, net
Other current assets	3	—	Other current assets
Property, plant, and equipment - net	2,794	1,001	Property, plant, and equipment – net
Goodwill	103	—	Goodwill
Other intangible assets, net	1,493	—	Other intangible assets – net of accumulated amortization
Other noncurrent assets	14	—	Regulatory assets, deferred charges, and other
Accounts payable	(48)	(122)	Accounts payable - trade
Accrued liabilities	(36)	(3)	Other accrued liabilities
Current deferred revenue	(45)	(10)	Other accrued liabilities
Noncurrent deferred income taxes	(13)	—	Deferred income taxes
Asset retirement obligation	(94)	—	Asset retirement obligations, noncurrent
Noncurrent deferred revenue associated with customer advance payments	(395)	(115)	Regulatory liabilities, deferred income and other